TRANSACTIONS WITH KEY MANAGEMENT AND RELATED PARTIES - Disclosure of amounts due to related parties (Details) - CAD ($)	Jul. 31, 2026	Jul. 31, 2025
Disclosure of transactions between related parties [line items]
Due to related parties	$ 636,143	$ 343,561
Dahrouge [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	470,601	300,596
EBC Consulting Group Ltd. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	23,195	0
Kaiben Geological Ltd. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	6,214	0
Zimtu [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	$ 136,133	$ 42,965